Document and Entity Information	Sep. 30, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001578735
Document Type	8-K
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	NATIONAL GENERAL HOLDINGS CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-36311
Entity Tax Identification Number	27-1046208
Entity Address, Address Line One	59 Maiden Lane
Entity Address, Address Line Two	38th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10038
City Area Code	(212)
Local Phone Number	380-9500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	NGHC
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.50% Non-Cumulative Preferred Stock, Series A
Trading Symbol	NGHCP
Security Exchange Name	NASDAQ
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Representing 1/40th of a Share of 7.50% Non-Cumulative Preferred Stock, Series B
Trading Symbol	NGHCO
Security Exchange Name	NASDAQ
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Representing 1/40th of a Share of 7.50% Non-Cumulative Preferred Stock, Series C
Trading Symbol	NGHCN
Security Exchange Name	NASDAQ
Senior Subordinated Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.625% Subordinated Notes due 2055
Trading Symbol	NGHCZ
Security Exchange Name	NASDAQ